Amount Due to a Related Party (GGLG PROPERTIES PTY. LTD)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
GGLG PROPERTIES PTY. LTD. [Member]
Amount Due to a Related Party	NOTE 8 – AMOUNT DUE TO A RELATED PARTY The amount due to a related party is unsecured, interest-free and repayable on demand.	NOTE 8 – AMOUNT DUE TO A RELATED PARTY The amount due to a related party is unsecured, interest-free and repayable on demand.